UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended     June 30, 2010
                                              ------------------------

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Platinum Grove Asset Management, L.P.
           --------------------------------------------
Address:       Reckson Executive Park, Building Four
           --------------------------------------------
               1100 King Street
           --------------------------------------------
               Rye Brook, NY 10573
           --------------------------------------------

Form 13F File Number:      28-10667
                          ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael R. Schwenk
           -------------------------------
Title:            General Counsel
           -------------------------------
Phone:            (914) 690-2103
           -------------------------------

Signature, Place, and Date of Signing:

  /s/ Michael R. Schwenk         Rye Brook, NY            August 16, 2010
--------------------------   ---------------------    -------------------------
      [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                           ----------------------

Form 13F Information Table Entry Total:              8
                                           ----------------------

Form 13F Information Table Value Total:            $28,554
                                           ----------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE


                                       2

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
                                                FORM 13F INFORMATION TABLE
                                                --------------------------

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   COLUMN 1               COLUMN 2        COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7        COLUMN 8
--------------       ------------------  ---------   ----------  ---------------------  ----------   -------- ---------------------
                                                                                                                VOTING AUTHORITY
                                                                                                              ---------------------
                                                      VALUE      SHRS OR     SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER         TITLE OF CLASS      CUSIP     (x$1000)    PRN AMT     PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
--------------       ------------------   ---------  ---------  ----------   ---  ----  ----------  --------  -------- ------  ----

ALCON INC             COM                  H01301102     252        1,700     SH         SOLE                    1,700

ALLOS
  THERAPEUTICS INC    COM                  019777101      78       12,700     SH         SOLE                   12,700

GENERAL GROWTH
  PPTYS INC           COM                  370021107   6,004      452,800     SH         SOLE                  452,800

INSPIRE
  PHARMACEUTICALS
  INC                 COM                  457733103      73       14,600     SH         SOLE                   14,600

LEUCADIA NATL CORP    COM                  527288104   5,412      277,400     SH         SOLE                  277,400

MICROSOFT CORP        COM                  594918104   8,514      370,000     SH         SOLE                  370,000

SEARS HLDGS CORP      COM                  812350106   6,071       93,906     SH         SOLE                   93,906

THOMSON REUTERS CORP  COM                  884903105   2,150       60,007     SH         SOLE                   60,007

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